Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000009596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Balanced Fund
C000009600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class I
C000033658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class S
C000069003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class I
C000071096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class S
C000170242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class I
C000170243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class S
C000153295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class I
C000153296
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class S
C000009598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Growth Fund
C000009595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit International Growth Fund
C000009597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Developing Markets Growth Fund
Without Sales Load [Member] | C000009596
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%	7.45%	10.47%
Without Sales Load [Member] | C000009600
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%	11.24%	13.10%
Without Sales Load [Member] | C000033658
Average Annual Return [Line Items]
Average Annual Return, Percent	19.01%	10.95%	12.81%
Without Sales Load [Member] | C000069003
Average Annual Return [Line Items]
Average Annual Return, Percent	17.29%	10.57%	11.75%
Without Sales Load [Member] | C000071096
Average Annual Return [Line Items]
Average Annual Return, Percent	16.98%	10.28%	11.46%
Without Sales Load [Member] | C000170242
Average Annual Return [Line Items]
Average Annual Return, Percent	14.17%	10.20%	11.95%
Without Sales Load [Member] | C000170243
Average Annual Return [Line Items]
Average Annual Return, Percent	13.88%	9.92%	11.67%
Without Sales Load [Member] | C000153295
Average Annual Return [Line Items]
Average Annual Return, Percent	32.90%	10.21%	11.26%
Without Sales Load [Member] | C000153296
Average Annual Return [Line Items]
Average Annual Return, Percent	32.62%	9.94%	10.97%
Without Sales Load [Member] | C000009598
Average Annual Return [Line Items]
Average Annual Return, Percent	33.94%	6.42%	11.91%
Without Sales Load [Member] | C000009595
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%	6.11%	8.42%
Without Sales Load [Member] | C000009597
Average Annual Return [Line Items]
Average Annual Return, Percent	45.95%	8.32%	10.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.34%	11.47%	13.14%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.34%	11.47%	13.14%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.34%	11.47%	13.14%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.34%	11.47%	13.14%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%	12.31%	15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%	12.31%	15.06%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%	9.05%	9.66%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.90%	4.62%	7.52%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.78%	6.98%	11.62%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	40.78%	6.98%	11.62%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.74%	5.57%	11.97%